Unaudited Condensed Consolidated Statements of Cash Flows - CNY (¥)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Statement of Cash Flows [Abstract]
Net income	¥ 107,214,293	¥ 169,855,888
Provision for credit losses	154,240,697	30,054,231
Depreciation and amortization	1,800,560	3,095,009
Share-based compensation expenses	4,330,701	14,074,776
Net losses/(gains) on disposal of property and equipment	21,816	(8)
Foreign exchange gains	(11,112,960)	(681,053)
Deferred tax benefit	(86,048,732)	(116,124,224)
Gains on sale of loans	(51,040,366)	(17,878,084)
Profit and loss arising from fair value changes	497,931	(4,969,838)
Originations and purchases	(197,060,281)	(141,704,162)
Proceeds from sales and paydowns of loans originally classified as held for sale	1,127,746,992	692,112,844
Deposits	21,708,726	(43,591,028)
Credit risk mitigation position	13,522,188	197,441,382
Other operating assets	(78,139,569)	(90,535,173)
Other operating liabilities	(43,905,332)	(18,741,008)
Net cash provided by operating activities	963,776,664	672,409,552
Loans originated, net of principal collected	(2,274,556,277)	(2,374,649,478)
Proceeds from sales of investment securities	6,824,586,146	6,384,280,000
Cash received from disposal of investment in equity securities		10,000,000
Proceeds from disposal of property and equipment and intangible assets	240,650	756,502
Proceeds from sales of loans	879,272,084	233,211,700
Purchases of investment securities	(6,707,890,132)	(7,412,337,000)
Purchases of property, equipment and intangible assets	(1,517,511)	(2,794,341)
Net cash used in investing activities	(1,279,865,040)	(3,161,532,617)
Proceeds from interest-bearing borrowings	1,330,828,813	5,188,650,357
Repurchase of ordinary shares	(68,089,911)
Repayment of interest-bearing borrowings	(1,816,025,780)	(2,696,054,251)
Net cash provided by/(used in) financing activities	(553,286,878)	2,492,596,106
Net increase/(decrease) in cash, cash equivalents and restricted cash	(869,375,254)	3,473,041
Cash, cash equivalents and restricted cash at the beginning of year	2,231,437,361	1,960,922,758
Effect of exchange rate change on cash, cash equivalents and restricted cash	11,180,659	(253,222)
Cash, cash equivalents and restricted cash at the end of year	1,373,242,766	1,964,142,577
Supplemental disclosures of cash flow information:
Income taxes paid	89,711,389	93,793,810
Interest expense paid	¥ 585,620,291	¥ 629,718,004